Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments  |  January 31, 2022

Ticker Symbol: MIO

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 154.1%
	Municipal Bonds — 154.1% of Net Assets(a)
	Alabama — 1.5%
4,025,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,654,993
	Total Alabama	$4,654,993
	Alaska — 0.4%
1,000,000	Northern Tobacco Securitization Corp., Senior Series A, Class 1, 4.00%, 6/1/50	$ 1,110,810
	Total Alaska	$1,110,810
	Arizona — 0.4%
265,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/41 (144A)	$ 281,046
500,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/51 (144A)	523,385
475,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/56 (144A)	493,392
	Total Arizona	$1,297,823
	Arkansas — 3.9%
8,660,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 9,306,382
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	2,747,150
	Total Arkansas	$12,053,532
	California — 27.4%
10,500,000	California Community Housing Agency, Mira Vista Hills Apartments, 4.00%, 2/1/56 (144A)	$ 10,541,580
5,000,000	California Community Housing Agency, Summit at Sausalito Apartments, Series A1, 3.00%, 2/1/57 (144A)	3,928,000
5,000,000	California Community Housing Agency, Summit at Sausalito Apartments, Series A2, 4.00%, 2/1/50 (144A)	4,645,000
2,000,000	California Municipal Finance Authority, Community Health System, Series A, 4.00%, 2/1/51	2,243,040
9,335,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/49	10,247,123
2,500,000	CMFA Special Finance Agency, Solana at Grand, Series A1, 4.00%, 8/1/56 (144A)	2,481,475
5,000,000	CMFA Special Finance Agency, Solana at Grand, Series A2, 4.00%, 8/1/45 (144A)	5,069,450
4,000,000	CMFA Special Finance Agency VII, Junior Bonds The Breakwater, Series A2, 4.00%, 8/1/47 (144A)	3,653,120
1Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	California — (continued)
6,000,000	CMFA Special Finance Agency VIII, Junior Elan Huntington Beach, Series A2, 4.00%, 8/1/47 (144A)	$ 5,682,540
3,000,000	CMFA Special Finance Agency VIII, Senior Elan Huntington Beach, Series A1, 3.00%, 8/1/56 (144A)	2,459,610
12,500,000	CSCDA Community Improvement Authority, Social Bond, Series A2, 3.00%, 2/1/57 (144A)	10,658,000
17,000,000	Golden State Tobacco Securitization Corp., Series A1, 4.214%, 6/1/50	16,048,510
7,500,000(b)	State of California, Various Purpose, 2.375%, 10/1/46	6,957,825
	Total California	$84,615,273
	Colorado — 5.7%
2,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 2,002,120
6,400,000	City & County of Denver CO, Series A, 4.00%, 8/1/51	7,230,208
7,500,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51	7,417,500
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	1,000,180
	Total Colorado	$17,650,008
	Connecticut — 1.1%
400,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/31 (144A)	$ 424,000
605,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/36 (144A)	631,989
660,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/41 (144A)	682,288
1,660,000	Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/1/51 (144A)	1,681,896
	Total Connecticut	$3,420,173
	Delaware — 1.3%
450,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 3.00%, 6/1/32	$ 441,675
700,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/42	734,412
1,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	1,298,200
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,427,182
	Total Delaware	$3,901,469
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — 11.1%
1,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities, 4.00%, 10/1/51 (144A)	$ 1,043,020
2,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities, Series B, 5.00%, 10/1/36 (144A)	1,927,160
275,000	County of Lake FL, Imagine South Lake, 5.00%, 1/15/29 (144A)	307,860
550,000	County of Lake FL, Imagine South Lake, 5.00%, 1/15/39 (144A)	614,867
825,000	County of Lake FL, Imagine South Lake, 5.00%, 1/15/49 (144A)	918,712
7,845,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.00%, 10/1/51	8,835,117
9,905,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	8,917,967
9,840,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.125%, 7/1/45	8,689,310
3,700,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.125%, 7/1/46	3,218,408
	Total Florida	$34,472,421
	Georgia — 2.9%
5,005,000	Gainesville & Hall County Hospital Authority, Series A, 3.00%, 2/15/51	$ 4,912,858
3,520,000(c)	Tender Option Bond Trust Receipts/Certificates, Series 2021, 8.718%, 7/15/50 (ST GTD) (144A)	4,006,344
	Total Georgia	$8,919,202
	Illinois — 9.8%
11,000,000(b)	Chicago Board of Education, Series A, 4.00%, 12/1/47	$ 11,618,750
5,000,000(b)	Chicago Board of Education, Series A, 5.00%, 12/1/47	5,904,750
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/47	2,142,000
10,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	10,660,000
	Total Illinois	$30,325,500
	Iowa — 6.2%
17,725,000	Iowa Tobacco Settlement Authority, Series B1, 4.00%, 6/1/49	$ 19,293,196
	Total Iowa	$19,293,196
3Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Massachusetts — 3.1%
1,320,000(b)	City of Lowell MA, 2.125%, 9/1/44 (ST AID WITHHLDG)	$ 1,165,336
4,000,000	Massachusetts Housing Finance Agency, Sustainability Bond, Series B1, 2.875%, 12/1/51	3,830,200
5,000,000(b)	Town of Easton MA, 2.50%, 10/15/46	4,594,000
	Total Massachusetts	$9,589,536
	Minnesota — 0.5%
1,430,000	City of Rochester MN, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 1,472,156
	Total Minnesota	$1,472,156
	Nevada — 2.4%
8,165,000(b)	State of Nevada, Series A, 2.00%, 5/1/41	$ 7,288,569
	Total Nevada	$7,288,569
	New Jersey — 6.6%
8,755,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System, 3.00%, 7/1/51	$ 8,609,755
5,000,000	New Jersey Turnpike Authority, Series A, 4.00%, 1/1/51	5,651,300
5,500,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	6,213,350
	Total New Jersey	$20,474,405
	New York — 24.1%
1,000,000	Metropolitan Transportation Authority, Series D, 4.00%, 11/15/42	$ 1,076,470
3,500,000	Metropolitan Transportation Authority, Green Bond, Series A1, 4.00%, 11/15/44	3,805,375
7,000,000	Metropolitan Transportation Authority, Green Bond, Series C1, 4.75%, 11/15/45	8,103,830
2,500,000	Metropolitan Transportation Authority, Green Bond, Series C1, 5.25%, 11/15/55	2,950,050
4,250,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	4,593,018
7,825,000	New York City Water & Sewer System, Series AA1, 4.00%, 6/15/51	8,869,794
2,500,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/51	2,761,425
3,400,000	Suffolk Tobacco Asset Securitization Corp., Asset-Backed, 4.00%, 6/1/50	3,729,222
8,595,000	Suffolk Tobacco Asset Securitization Corp., Asset-Backed, 4.00%, 6/1/50	9,622,274
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
10,000,000	Triborough Bridge & Tunnel Authority, Senior Lien, Series B1, 4.00%, 5/15/56	$ 11,135,300
1,000,000	TSASC, Inc., Series B, 5.00%, 6/1/45	1,065,000
9,825,000	TSASC, Inc., Series B, 5.00%, 6/1/48	10,393,671
3,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/36 (144A)	3,275,220
3,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/41 (144A)	3,247,650
	Total New York	$74,628,299
	North Carolina — 3.4%
5,900,000	City of Charlotte, Transit Projects, Series A, 3.00%, 6/1/48	$ 6,094,464
5,000,000	County of Johnston NC Water & Sewer System Revenue, 2.25%, 4/1/51	4,459,500
	Total North Carolina	$10,553,964
	Ohio — 7.5%
21,070,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 23,150,873
	Total Ohio	$23,150,873
	Oregon — 0.6%
2,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 1,967,500
	Total Oregon	$1,967,500
	Pennsylvania — 10.8%
6,395,000	Allegheny County Airport Authority, Series A, 4.00%, 1/1/56	$ 6,985,962
5,000,000	Allegheny County Airport Authority, Series A, 5.00%, 1/1/51	5,971,100
4,000,000	Allegheny County Airport Authority, Series A, 5.00%, 1/1/56	4,752,320
1,750,000	Pennsylvania Economic Development Financing Authority, UPMC, Series A, 4.00%, 10/15/51	1,976,485
9,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	10,135,865
3,240,000	Philadelphia Authority for Industrial Development, Universal Arts, 5.00%, 3/15/45 (144A)	3,522,982
	Total Pennsylvania	$33,344,714
5Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Puerto Rico — 5.7%
2,720,000	Puerto Rico Electric Power Authority, Series Class V, 5.25%, 7/1/27 (AGM Insured)	$ 2,828,800
8,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	8,877,680
2,537,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.536%, 7/1/53	2,756,577
3,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.784%, 7/1/58	3,295,380
	Total Puerto Rico	$17,758,437
	South Carolina — 2.0%
5,500,000	South Carolina Public Service Authority, Series B, 4.00%, 12/1/51	$ 6,143,775
	Total South Carolina	$6,143,775
	Texas — 12.4%
5,840,000	Board of Regents of the University of Texas System, Series A, 3.50%, 8/15/50	$ 6,602,470
3,000,000	Central Texas Regional Mobility Authority, Series B, 4.00%, 1/1/51	3,352,440
2,500,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	2,483,250
5,000,000	City of Lubbock TX Electric Light & Power System Revenue, 4.00%, 4/15/51	5,509,950
1,000,000	Conroe Local Government Corp., Conroe Convention Center Hotel, 4.00%, 10/1/50	1,085,870
1,000,000	Conroe Local Government Corp., Conroe Convention Center Hotel, 5.00%, 10/1/50	1,101,700
10,000,000	Dallas Area Rapid Transit, Senior Lien, Series B, 3.00%, 12/1/47	10,394,600
7,660,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital,, 3.00%, 10/1/51	7,841,083
	Total Texas	$38,371,363
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — 3.3%
2,500,000	Public Finance Authority, American Prep Academy, Series A, 5.125%, 7/15/37 (144A)	$ 2,799,125
8,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 4.00%, 6/1/56	7,476,400
	Total Wisconsin	$10,275,525
	Total Municipal Bonds (Cost $502,469,462)	$476,733,516

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 154.1% (Cost $502,469,462)	$476,733,516
	OTHER ASSETS AND LIABILITIES — (54.1)%	$(167,365,528)
	net assets — 100.0%	$309,367,988
AGM	Assured Guaranty Municipal Corp.
ST AID WITHHLDG	State Aid Withholding.
ST GTD	State Guaranteed.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $87,553,243, or 28.3% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
7Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$476,733,516	$—	$476,733,516
Total Investments in Securities	$—	$476,733,516	$—	$476,733,516
During the period January 31, 2022, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/228